UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31/08

				Date of reporting period:	06/30/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

JUNE 30, 2009

                [LOGO OF TAX-FREE FUND OF COLORADO: A SQUARE WITH
                 SILHOUETTES OF TWO MOUNTAINS AND A RISING SUN]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]             AQUILA GROUP OF FUNDS (R)

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]

              SERVING COLORADO INVESTORS FOR MORE THAN TWO DECADES

                           TAX-FREE FUND OF COLORADO

                       "SOME COMFORT IN UNSETTLING TIMES"

                                                                    August, 2009

Dear Fellow Shareholder:

      We know it. And, you know it too. The United States has seen better economic days.

      Like it or not, unpleasant market cycles do occur periodically. This tends to distract some people's focus from the longer-term objective that influenced their investment decision in the first place.

      Our shareholder and financial professional surveys have consistently indicated over the years that the original investment objective and decision for investors in Tax-Free Fund of Colorado, has generally been aligned with the Fund's objective: to seek as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

      How does the Fund seek to fulfill its and your investment objective?

      Perhaps the single most significant matter we wish to emphasize is the element of professional management that we have continually sought to bring to bear on your behalf. The job of investment managers is to be keen observers of the scene, setting aside emotions. This is particularly true in the constantly changing environment that exists today. One must make every effort to be as objective as possible, adjusting the portfolio of investments as necessary, to try to be of most benefit to shareholders.

      Management of Tax-Free Fund of Colorado and its municipal bond portfolio management team believe that when you are dealing with investments, quality counts.

      As you may recall, there are nine separate credit ratings assignable to municipal securities, ranging from the most conservative to the highly speculative. For protection of investors' capital, the Fund intentionally limits its purchases to securities rated (or, if unrated, deemed by the Investment Sub-Adviser to be) investment grade quality - that is rated within the four highest credit ratings: AAA, AA, A, and BBB.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      In general, the higher the quality rating of a municipal security, the greater or more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. While exaggerated price changes may occur in emotionally charged securities markets, they normally are not reflective of a municipal issuer's capability to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

      We can assure you that the Fund's portfolio management team pays considerable attention to this factor before any security is purchased for the portfolio as well as in conducting continuing analysis and evaluation with each and every security once it is a part of the Fund's investment portfolio. It is additionally important for you to know that, with any insured securities, our portfolio management team has always sought to look beyond the insurance to the credit quality of the underlying issuer rather than relying upon any insurance.

      We fully recognize that the current times can be unsettling. However, we hope that you are comforted to know that we believe you have a knowledgeable team of financial experts, which has continually sought to carefully choose the securities in the Fund's portfolio and seeks to continuously monitor your investment in Tax-Free Fund of Colorado.

                                   Sincerely,

/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                           TAX-FREE FUND OF COLORADO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (25.2%)                             S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  CITY & COUNTY (0.9%)
                  Denver, Colorado City & County Art Museum
$     2,000,000   5.000%, 08/01/15 ........................................   Aa1/AAA       $   2,148,660
                                                                                            -------------
                  METROPOLITAN DISTRICT (6.3%)
                  Arapahoe, Colorado Park & Recreation District
      1,070,000   5.000%, 12/01/17 National-re Insured ....................    A3/NR            1,095,819
                  Aspen Grove Business Improvement District,
                     Colorado Refunding
      1,150,000   4.750%, 12/01/21Radian Insured ..........................   NR/BBB-             869,147
                  Foothills, Colorado Park & Recreational District
      1,310,000   5.000%, 12/01/12 FSA Insured ............................   Aa3/NR+           1,410,687
      1,325,000   5.000%, 12/01/13 FSA Insured ............................   Aa3/NR+           1,414,557
                  Fraser Valley Metropolitan Recreational District,
                     Colorado
      1,375,000   5.000%, 12/01/25 ........................................    NR/A             1,419,688
                  Highlands Ranch, Colorado Metropolitan District #1,
                     Refunding
      1,730,000   5.750%, 09/01/09 AMBAC Insured ..........................   NR/AA+            1,741,124
                  Hyland Hills Metro Park & Recreation District, Colorado
                     Special Revenue Refunding & Improvement
      1,275,000   4.375%, 12/15/26 ACA Insured ............................   NR/NR*              817,109
                  Lincoln Park, Colorado Metropolitan District, Refunding
                     & Improvement
      1,535,000   5.625%, 12/01/20 ........................................   NR/BBB-           1,369,849
                  Stonegate Village Metropolitan District, Colorado
                     Refunding & Improvement
        500,000   5.000%, 12/01/23 National-re Insured ....................   Baa1/A              507,700
                  North Metro Fire Rescue District, Colorado
      1,200,000   4.625%, 12/01/20 AMBAC Insured ..........................    NR/AA            1,257,012
                  Park Creek Metropolitan District, Colorado Revenue
                     Refunding & Improvement - SR Property Tax Support
      2,000,000   5.500%, 12/01/21 Assured Guaranty Insured ...............   NR/AAA+           2,026,780
                  South Suburban, Colorado Park & Recreational District
        300,000   5.125%, 12/15/09 National-re Insured ....................    Aa3/A              304,725
                                                                                            -------------
                  Total Metropolitan District .............................                    14,234,197
                                                                                            -------------

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SCHOOL DISTRICTS (18.0%)
                  Adams & Arapahoe Counties, Colorado Joint School
                     District #28J
$     2,500,000   5.500%, 12/01/23 ........................................   Aa3/AA-       $   2,717,825
                  Adams & Weld Counties, Colorado School District #27J
      1,000,000   5.375%, 12/01/26 National-re Insured ....................   Aa3/AA-           1,060,340
                  Adams County, Colorado School District #12
                     (Adams 12 Five Star Schools)
      1,170,000   5.000%, 12/15/12 National-re Insured ....................   Aa3/AA            1,261,365
        830,000   5.000%, 12/15/12 National-re Insured Pre-Refunded .......   Aa3/AAA             907,555
                  Arapahoe County, Colorado School District #006
                     Littleton
      1,000,000   5.250%, 12/01/21 National-re Insured ....................   Aa2/AA            1,052,040
                  Boulder Larimer & Weld Counties, Colorado
      1,260,000   5.000%, 12/15/26 FSA Insured ............................   Aa3/AAA           1,296,225
      1,500,000   5.000%, 12/15/28 ........................................   Aa3/AA-           1,555,965
                  Clear Creek, Colorado School District
      1,000,000   5.000%, 12/01/16 FSA Insured ............................   Aa3/AAA           1,010,850
                  Denver, Colorado City & County School District No. 1
      3,000,000   5.250%, 12/01/27 ........................................   Aa3/AA-           3,178,080
                  El Paso County, Colorado School District #20
      1,500,000   5.000%, 12/15/14 National-re Insured ....................   Aa3/NR            1,627,035
      1,085,000   5.500%, 12/15/23 National-re Insured ....................   Aa3/NR            1,151,511
                  El Paso County, Colorado School District #38
      1,110,000   5.700%, 12/01/12 Pre-Refunded ...........................   Aa3/NR            1,186,035
                  El Paso County, Colorado School District #49
      1,500,000   5.500%, 12/01/13 FSA Insured Pre-Refunded ...............   Aa3/AAA           1,605,960
      1,000,000   5.250%, 12/01/14 National-re Insured Pre-Refunded .......   Aa3/AA-           1,099,140
                  Garfield County, Colorado School District
      1,250,000   5.000%, 12/01/17 FSA Insured ............................   Aa3/NR+           1,331,100
                  Gunnison Watershed, Colorado School District
      1,025,000   5.250%, 12/01/26 ........................................   Aa3/AA-           1,090,641
                  Jefferson County, Colorado School District #R-001
      3,000,000   5.250%, 12/15/25 FSA Insured ............................   Aa3/AAA           3,211,320
                  La Plata County, Colorado School District #9
      1,500,000   5.000%, 11/01/18 National-re Insured Pre-Refunded .......   Aa3/NR            1,677,120

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SCHOOL DISTRICTS (CONTINUED)
                  Pueblo County, Colorado School District #70
$     1,000,000   5.000%, 12/01/15 National-re Insured ....................   Aa3/AA-       $   1,041,750
      3,440,000   5.000%, 12/01/16 National-re Insured ....................   Aa3/AA-           3,561,845
                  Teller County, Colorado School District #2 Woodland
                     Park
      1,265,000   5.000%, 12/01/17 National-re Insured ....................   Aa3/AA-           1,358,914
                  Weld and Adams Counties, Colorado School District #3J
      1,000,000   5.500%, 12/15/10 AMBAC Insured Pre-Refunded .............   Aa3/AA-           1,022,710
                  Weld County, Colorado School District #2
      1,315,000   5.000%, 12/01/15 FSA Insured ............................   Aa3/AAA           1,409,128
                  Weld County, Colorado School District #6
      1,195,000   5.000%, 12/01/15 FSA Insured Pre-Refunded ...............   Aa3/AAA           1,304,904
                  Weld County, Colorado School District #8
      1,115,000   5.000%, 12/01/15 FSA Insured Pre-Refunded ...............   Aa3/AAA           1,251,877
      1,385,000   5.250%, 12/01/17 FSA Insured Pre-Refunded ...............   Aa3/AAA           1,566,504
                                                                                            -------------
                  Total School Districts ..................................                    40,537,739
                                                                                            -------------
                  Total General Obligation Bonds ..........................                    56,920,596
                                                                                            -------------
                  REVENUE BONDS (73.0%)
                  ---------------------------------------------------------
                  ELECTRIC (1.9%)
                  Colorado Springs, Colorado Utilities Revenue
      1,660,000   5.000%, 11/15/17 ........................................   Aa2/AA            1,756,529
                  Colorado Springs, Colorado Utilities Revenue
                     Refunding Series B
      1,285,000   5.250%, 11/15/23 ........................................   Aa2/AA            1,410,352
                  Colorado Springs, Colorado Utilities Revenue
                     Subordinated Lien Improvement Series B
      1,160,000   5.000%, 11/15/23 ........................................   Aa2/AA            1,215,958
                                                                                            -------------
                  Total Electric ..........................................                     4,382,839
                                                                                            -------------
                  HIGHER EDUCATION (19.4%)
                  Adams State College, Colorado Auxiliary Facilities
      1,000,000   5.200%, 05/15/27 ........................................   Aa3/AA-           1,039,030
                  Boulder, Colorado Development Revenue UCAR
      1,880,000   5.000%, 09/01/27 National-re Insured ....................    A2/A+            1,898,424

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HIGHER EDUCATION (CONTINUED)
                  Colorado Educational & Cultural Facility Authority,
                     Johnson & Wales
$       860,000   5.000%, 04/01/18 Syncora Guarantee Inc. Insured .........   NR/NR*        $     830,416
                  Colorado Educational & Cultural Facility Authority,
                     Regis University Project
      1,695,000   5.000%, 06/01/24 Radian Insured .........................   NR/BBB            1,477,972
                  Colorado Educational & Cultural Facility Authority,
                     Student Housing - Campus Village Apartments
                     Refunding
      2,835,000   5.375%, 06/01/28 ........................................    NR/A             2,703,853
                  Colorado Educational & Cultural Facility Authority,
                     University of Colorado Foundation Project
      2,110,000   5.000%, 07/01/17 AMBAC Insured Pre-Refunded .............   NR/AA-            2,313,193
      1,865,000   5.375%, 07/01/18 AMBAC Insured Pre-Refunded .............   NR/AA-            2,064,872
                  Colorado Educational & Cultural Facility Authority
                     Revenue Refunding, University of Denver Project
      1,000,000   5.250%, 03/01/26 National-re Insured ....................    A1/A             1,064,160
                  Colorado Educational & Cultural Facility Authority,
                     University of Denver Project, Series B Refunding
      1,620,000   5.250%, 03/01/23 National-re Insured ....................    A1/A             1,674,967
                  Colorado Mountain Jr. College District Student Housing
                     Facilities Enterprise Revenue
      1,000,000   4.500%, 06/01/18 National-re Insured ....................   Baa1/A            1,015,340
      1,825,000   5.000%, 06/01/23 National-re Insured ....................   Baa1/A            1,780,287
                  Colorado School of Mines Enterprise Revenue
                     Refunding & Improvement
      1,455,000   5.000%, 12/01/24 ........................................   Aa3/AA-           1,507,962
                  Colorado State Board of Governors University Enterprise
                     System, Series A, Refunding and Improvement
        425,000   5.000%, 03/01/17 Pre-Refunded ...........................    A1/NR              475,902
                  Colorado State Board of Governors University Enterprise
                     System, Series A, Refunding and Improvement
      1,105,000   5.000%, 03/01/17 AMBAC Insured ..........................    A1/NR            1,165,985

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HIGHER EDUCATION (CONTINUED)
                  Colorado State COP University of Colorado at Denver
                     Health Sciences Center Fitzsimons Academic
                     Projects Series B
$     3,135,000   5.250%, 11/01/25 National-re Insured ....................  Baa1/AA-       $   3,278,677
                  Mesa State College, Colorado Auxiliary Facilities
                     Enterprise
      1,000,000   5.000%, 05/15/20 XLCA Insured ...........................    A3/NR              990,860
                  Mesa State College, Colorado Auxiliary Facilities
                     Enterprise
      2,000,000   5.700%, 05/15/26 ........................................   Aa3/AA-           2,172,780
                  University of Colorado Enterprise System
      1,000,000   5.000%, 06/01/11 ........................................   Aa3/AA-           1,070,480
      2,325,000   5.000%, 06/01/15 AMBAC Insured Pre-Refunded .............   Aa3/AA-           2,574,170
      1,735,000   5.000%, 06/01/16 Pre-Refunded ...........................   Aa3/AA-           1,953,090
      1,000,000   5.250%, 06/01/17 National-re Insured Pre-Refunded .......   Aa3/AA-           1,135,110
      2,000,000   5.000%, 06/01/27 ........................................   Aa3/AA-           2,079,120
                  University of Colorado Enterprise System Revenue,
                     Refunding & Improvement
      3,905,000   5.000%, 06/01/24 National-re Insured ....................   Aa3/AA-           4,041,909
                  University of Northern Colorado Auxiliary Facilities
      1,390,000   5.000%, 06/01/15 AMBAC Insured ..........................    A2/A             1,436,315
                  University of Northern Colorado Revenue Refunding
      1,000,000   5.000%, 06/01/24 FSA Insured ............................   Aa3/AAA           1,019,390
                  Western State College, Colorado Revenue
      1,020,000   5.000%, 05/15/27 State Higher Ed. Intercept
                     Program Insured ......................................   Aa3/AA-           1,027,834
                                                                                            -------------
                  Total Higher Education ..................................                    43,792,098
                                                                                            -------------
                  HOSPITAL (7.9%)
                  Colorado Health Facility Authority Hospital Revenue,
                     Valley View Hospital Association, Refunding
      1,000,000   5.500%, 05/15/28 ........................................   NR/BBB              883,210
                  Colorado Health Facility Authority Hospital Revenue,
                     Catholic Health
      1,000,000   4.750%, 09/01/25 FSA Insured ............................   Aa2/AAA           1,013,610

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HOSPITAL (CONTINUED)
                  Colorado Health Facility Authority Revenue, Catholic
                     Health Initiatives
$     2,000,000   5.000%, 10/01/16 ........................................   Aa2/AA        $   2,141,340
      1,000,000   6.000%, 10/01/23 ........................................   Aa2/AA            1,098,040
                  Colorado Health Facility Authority Hospital Revenue,
                     Evangelical Lutheran Project Refunding
      1,575,000   5.250%, 06/01/19 ........................................    A3/A-            1,560,541
                  Colorado Health Facility Authority Hospital Revenue,
                     Poudre Valley Health Care Series F Refunding
      2,800,000   5.000%, 03/01/25 ........................................   Baa1/A-           2,512,832
                  Colorado Health Facility Authority Hospital Revenue,
                     Sisters of Charity - Leavenworth
      1,500,000   5.250%, 12/01/10 National-re Insured ....................   Aa3/AA            1,502,280
                  Colorado Health Facility Authority Hospital Revenue,
                     Evangelical Lutheran Project Refunding
      1,000,000   5.250%, 06/01/21 ........................................    A3/A-              953,010
      2,000,000   5.250%, 06/01/24 ........................................    A3/A-            1,830,740
                  Denver, Colorado Health & Hospital Authority
                     Healthcare, Revenue Series A Refunding
      2,000,000   5.000%, 12/01/18 ........................................   NR/BBB++          1,826,800
      1,500,000   5.000%, 12/01/19 ........................................   NR/BBB++          1,349,550
                  Park Hospital District Larimer County, Colorado
                     Limited Tax Revenue
      1,010,000   4.500%, 01/01/21 AGC Insured ............................   Aa2/AAA           1,040,926
                                                                                            -------------
                  Total Hospital ..........................................                    17,712,879
                                                                                            -------------
                  HOUSING (2.4%)
                  Colorado Housing & Finance Authority
        275,000   6.050%, 10/01/16 Series 1999A3 ..........................   Aa2/NR              275,319
          5,000   6.125%, 11/01/23 Series 1998D3 ..........................   Aa2/NR                5,167
                  Colorado Housing & Finance Authority, Single Family
                     Program Refunding
        130,000   5.000%, 08/01/13 Series 2001 Series B ...................    A1/A+              126,924
                  Colorado Housing Finance Authority, Single Family
                     Mortgage
         30,000   5.700%, 10/01/22 Series 2000C3 ..........................   Aa2/AA               30,406
                  Colorado Housing & Finance Authority, Single Family
                     Mortgage Class II
      1,000,000   5.500%, 11/01/29 ........................................   Aaa/AAA           1,016,380

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HOUSING (CONTINUED)
                  Colorado Housing Finance Authority, Single Family
                     Mortgage Class III Series A-5
$     3,000,000   5.000%, 11/01/34 ........................................    A1/A+        $   2,978,340
                  Colorado Housing Finance Authority, Single Family
                     Mortgage Subordinated
         50,000   5.400%, 10/01/12 Series 2000D ...........................    A1/A+               50,428
                  Colorado Housing and Finance Authority, Multi-Family
                     Project C1-II Ser A-2
      1,000,000   5.400%, 10/01/29 ........................................   Aa2/AA            1,005,930
                                                                                            -------------
                  Total Housing ...........................................                     5,488,894
                                                                                            -------------
                  LEASE (15.2%)
                  Adams 12 Five Star Schools, Colorado COP
      1,770,000   4.625%, 12/01/24 ........................................    A1/A+            1,757,415
                  Adams County, Colorado Corrections Facility COP,
                     Series B
      1,600,000   5.000%, 12/01/26 ........................................   Aa3/AA            1,629,984
      1,200,000   5.125%, 12/01/27 ........................................   Aa3/AA            1,224,624
                  Aurora, Colorado COP
      2,105,000   5.250%, 12/01/13 AMBAC Insured Pre-Refunded .............   NR/AA-            2,235,994
                  Broomfield, Colorado COP
      2,500,000   5.100%, 12/01/12 AMBAC Insured ..........................    A2/NR            2,608,400
                  Colorado Educational & Cultural Facilities Authority
                     Revenue, Ave Maria School Project Refunding
      1,000,000   4.850%, 12/01/25 Radian Insured .........................   NR/BBB-             746,830
                  Colorado Educational & Cultural Facilities Authority
                     Revenue, Peak to Peak Charter School, Refunding
      1,500,000   5.250%, 08/15/24 Syncora Guarantee Inc. Insured .........    NR/A             1,528,815
                  Colorado State Higher Ed Capital Construction Lease
      3,000,000   5.250%, 11/01/23 ........................................   Aa3/AA-           3,125,460
                  Denver, Colorado City and County COP (Botanical
                     Gardens)
      2,015,000   5.250%, 12/01/22 ........................................   Aa3/AA+           2,155,244
                  Denver, Colorado City and County COP (Roslyn Fire)
      1,835,000   5.000%, 12/01/15 ........................................   Aa2/AA+           1,930,750
                  El Paso County, Colorado COP
      1,100,000   5.250%, 12/01/09 National-re Insured ....................    A1/A             1,119,052

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  LEASE (CONTINUED)
                  El Paso County, Colorado COP (Pikes Peak Regional
                     Development Authority)
$     1,925,000   5.000%, 12/01/18 AMBAC Insured ..........................   NR/AA-        $   2,047,469
                  Fort Collins, Colorado Lease COP Series A
      3,020,000   4.750%, 06/01/18 AMBAC Insured ..........................   Aa2/NR            3,163,661
                  Fremont County, Colorado COP Refunding &
                     Improvement Series A
      2,075,000   5.000%, 12/15/18 National-re Insured ....................   Baa1/A            2,113,782
                  Lakewood, Colorado COP
      1,440,000   5.200%, 12/01/13 AMBAC Insured Pre-Refunded .............   NR/AA-            1,529,654
                  Northern Colorado Water Conservancy District COP
      1,000,000   5.000%, 10/01/15 National-re Insured ....................  Baa1/AA-           1,049,210
                  Pueblo, Colorado COP (Police Complex Project)
      2,170,000   5.500%, 08/15/22 AGC Insured ............................   Aa2/AAA           2,269,495
                  Rangeview Library District Project, Colorado COP
      1,000,000   5.000%, 12/15/28 AGC Insured ............................   Aa2/AAA           1,021,870
                  Westminster, Colorado COP
      1,055,000   5.350%, 09/01/11 National-re Insured Pre-Refunded .......   NR/AA-            1,073,589
                                                                                            -------------
                  Total Lease .............................................                    34,331,298
                                                                                            -------------
                  SALES TAX (9.9%)
                  Boulder, Colorado
      1,045,000   5.250%, 08/15/10 AMBAC Insured ..........................   Aa2/AA            1,050,476
                  Boulder, Colorado Open Space Acquisition
      1,250,000   5.500%, 08/15/12 Pre-Refunded ...........................   Aa1/AAA           1,319,988
                  Boulder, Colorado Open Space Capital Improvement
      1,630,000   5.000%, 07/15/17 National-re Insured ....................   Aa2/AA            1,710,098
                  Boulder County, Colorado Open Space Capital
                     Improvement Series A
      1,500,000   5.000%, 01/01/24 FSA Insured ............................   Aa3/AAA           1,564,215
                  Boulder, Colorado Sales & Use Tax Open Space Series A
      1,000,000   5.450%, 12/15/12 National-re Insured Pre-Refunded .......   NR/AA-            1,030,190
                  Colorado Springs, Colorado Sales & Use Tax Revenue
                     Service Sales
      1,320,000   5.000%, 12/01/12 Pre-Refunded ...........................   A1/AA+            1,344,407
                  Commerce City, Colorado Sales & Use Tax Revenue
      1,000,000   5.000%, 08/01/21 AMBAC Insured ..........................    NR/A+            1,017,230
                  Denver, Colorado City & County Excise Tax Revenue
      2,000,000   5.375%, 09/01/10 FSA Insured  Pre-Refunded ..............   Aa3/AAA           2,015,320

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SALES TAX (CONTINUED)
                  Douglas County, Colorado Sales & Use Tax Open
                     Space Revenue
$     1,780,000   5.500%, 10/15/12 FSA Insured Pre-Refunded ...............   Aa3/AAA       $   1,886,355
                  Golden, Colorado Sales & Use Tax
      1,265,000   5.000%, 12/01/12 AMBAC Insured ..........................   Baa1/A            1,348,351
                  Jefferson County, Colorado Open Space Sales Tax
      1,600,000   5.000%, 11/01/13 AMBAC Insured ..........................   Aa3/AA-           1,704,464
      1,080,000   5.000%, 11/01/14 AMBAC Insured ..........................   Aa3/AA-           1,139,940
                  Larimer County, Colorado Sales Tax Revenue Bond
      1,000,000   5.500%, 12/15/12 AMBAC Insured Pre-Refunded .............   A1/AA-            1,068,280
                  Longmont, Colorado Sales & Use Tax
      1,875,000   5.500%, 11/15/14 Pre-Refunded ...........................   NR/AA+            1,995,656
                  Park Meadows Business Implementation District,
                     Colorado Shared Sales Tax Revenue Bond
      1,500,000   5.300%, 12/01/27 ........................................   NR/NR*            1,103,925
                  Thornton, Colorado Sales Tax
      1,000,000   5.000%, 09/01/14 FSA Insured ............................   Aa3/AAA           1,051,620
                                                                                            -------------
                  Total Sales Tax .........................................                    22,350,515
                                                                                            -------------
                  TRANSPORTATION (6.8%)
                  Colorado Department of Transportation-Tax Revenue
                     Anticipation Note
      1,000,000   6.000%, 06/15/13 AMBAC Insured Pre-Refunded .............   #Aaa/AA           1,057,270
                  E-470 Public Highway Authority, Colorado Revenue
                     Series D2
      4,000,000   5.000%, 09/01/39 National-re Insured ....................   Baa1/A            3,952,160
                  Northwest Parkway, Colorado Public Highway
                     Authority Series A
      2,515,000   5.150%, 06/15/14 AMBAC Insured Pre-Refunded .............   NR/BBB            2,738,357
                  Regional Transportation District, Colorado COP
      1,190,000   5.000%, 06/01/15 AMBAC Insured ..........................    A1/A             1,241,979
                  Regional Transportation District, Colorado COP, Series A
      3,500,000   5.000%, 06/01/25 AMBAC Insured ..........................    A1/A+            3,421,005
                  Regional Transportation District, Colorado Sales Tax
                     Revenue
      2,000,000   5.000%, 11/01/13 National-re Insured ....................   Aa3/AAA           2,094,480
                  Walker Field, Colorado Public Airport Authority
                     Airport Revenue
      1,000,000   5.000%, 12/01/22 ........................................   Baa3/NR             769,680
                                                                                            -------------
                  Total Transportation ....................................                    15,274,931
                                                                                            -------------

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  WATER & SEWER (8.8%)
                  Boulder, Colorado Water & Sewer Revenue
$     1,000,000   5.400%, 12/01/14 Pre-Refunded ...........................   Aa2/AAA       $   1,065,050
                  Broomfield, Colorado Sewer and Waste Water Revenue
      1,985,000   5.000%, 12/01/15 AMBAC Insured ..........................    A3/NR            2,088,637
                  Broomfield, Colorado Water Activity Enterprise
      1,500,000   5.300%, 12/01/12 National-re Insured ....................    A2/NR            1,598,280
      1,730,000   5.250%, 12/01/13 National-re Insured ....................    A2/NR            1,810,618
                  Colorado Clean Water Revenue
        170,000   5.375%, 09/01/10 Un-Refunded portion ....................   Aaa/AAA             170,024
                  Colorado Water Resource & Power Development
                     Authority
      2,675,000   5.000%, 09/01/16 National-re Insured ....................   Baa1/A            2,748,134
      1,855,000   5.000%, 09/01/17 National-re Insured ....................   Baa1/A            1,877,557
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series A
      1,375,000   5.000%, 09/01/12 Pre-Refunded ...........................   Aaa/AAA           1,494,597
        260,000   5.000%, 09/01/12 Un-Refunded portion ....................   Aaa/AAA             279,087
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series B
        180,000   5.500%, 09/01/09 Un-Refunded portion ....................   Aaa/AAA             180,011
                  Colorado Water Resource & Power Development
                     Authority Small Water Resource Series A
        600,000   5.550%, 11/01/13 National-re Insured
                     Un-Refunded portion ..................................    NR/A               621,912
        400,000   5.550%, 11/01/13 National-re Insured Pre-Refunded .......    NR/A               424,444
                  Denver, Colorado City and
                     County Wastewater Revenue
      1,560,000   5.000%, 11/01/15 National-re Insured ....................   Aa3/AAA           1,669,028
                  Erie, Colorado Water Enterprise Revenue, Series A
      1,000,000   5.000%, 12/01/25 FSA Insured ............................   Aa3/NR+           1,044,580
                  Pueblo, Colorado Board Water Works
      1,000,000   5.500%, 11/01/10 FSA Insured ............................   Aa3/AAA           1,050,020
                  Ute, Colorado  Water Conservancy District
      1,570,000   5.500%, 06/15/12 National-re Insured ....................   Baa1/A+           1,621,590
                                                                                            -------------
                  Total Water & Sewer .....................................                    19,743,569
                                                                                            -------------

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  MISCELLANEOUS REVENUE (0.7%)
                  Denver, Colorado City & County Helen Bonfils Project
$       620,000   5.875%, 12/01/09 ........................................    NR/A+        $     621,314
                  Westminster, Colorado Golf Course Activity
      1,000,000   5.400%, 12/01/13 Radian Group, Inc. Insured .............   NR/BBB-           1,006,110
                                                                                            -------------
                  Total Miscellaneous Revenue .............................                     1,627,424
                                                                                            -------------
                  Total Revenue Bonds .....................................                   164,704,447
                                                                                            -------------
                  Total Investments (cost $217,155,435 - note 4) ..........    98.2%          221,625,043
                  Other assets less liabilities ...........................     1.8             4,163,488
                                                                              -----         -------------
                  Net Assets ..............................................   100.0%        $ 225,788,531
                                                                              =====         =============

                                                                             PERCENT OF
                  PORTFOLIO DISTRIBUTION BY QUALITY RATING                  PORTFOLIO(1)
                  ----------------------------------------                  ------------
                  Aaa of Moody's or AAA of S&P ............................    12.0%
                  Pre-Refunded Bonds2 .....................................    20.0
                  Aa of Moody's or AA of S&P or Fitch .....................    35.1
                  A of Moody's or S&P .....................................    27.0
                  Baa of Moody's or BBB of S&P ............................     4.7
                  Not rated* ..............................................     1.2
                                                                              -----
                                                                              100.0%
                                                                              =====

1     Calculated using the highest rating of the three rating services.

2 Pre-refunded bonds are bonds for which U.S. Govenment Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

      FITCH RATINGS
      -------------
      + AAA
      ++ B

      Note: National Public Finance Guarantee Corporation (National-re) is the new name for Municipal Bond Investors Assurance Inc.'s U.S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificates of Participation
FSA - Financial Security Assurance
National-re - National Public Finance Guarantee Corporation
NR - Not Rated
UCAR - University Corporation for Atmospheric Research

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)

ASSETS
        Investments at value (cost $217,155,435) ................................................    $     221,625,043
        Cash ....................................................................................            2,212,059
        Interest receivable .....................................................................            1,695,929
        Receivable for Fund shares sold .........................................................              619,428
        Other assets ............................................................................               13,520
                                                                                                     -----------------
        Total assets ............................................................................          226,165,979
                                                                                                     -----------------
LIABILITIES
        Dividends payable .......................................................................              167,471
        Management fee payable ..................................................................               91,859
        Payable for Fund shares redeemed ........................................................               39,317
        Distribution and service fees payable ...................................................               16,233
        Accrued expenses ........................................................................               62,568
                                                                                                     -----------------
        Total liabilities .......................................................................              377,448
                                                                                                     -----------------
NET ASSETS ......................................................................................    $     225,788,531
                                                                                                     =================
        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .....    $         221,935
        Additional paid-in capital ..............................................................          221,291,649
        Net unrealized appreciation on investments (note 4) .....................................            4,469,608
        Accumulated net realized loss on investments ............................................             (175,488)
        Distributions in excess of net investment income ........................................              (19,173)
                                                                                                     -----------------
                                                                                                     $     225,788,531
                                                                                                     =================
CLASS A
        Net Assets ..............................................................................    $     198,701,046
                                                                                                     =================
        Capital shares outstanding ..............................................................           19,532,804
                                                                                                     =================
        Net asset value and redemption price per share ..........................................    $           10.17
                                                                                                     =================
        Maximum offering price per share (100/96 of $10.17 adjusted to nearest cent) ............    $           10.59
                                                                                                     =================
CLASS C
        Net Assets ..............................................................................    $      10,392,050
                                                                                                     =================
        Capital shares outstanding ..............................................................            1,023,597
                                                                                                     =================
        Net asset value and offering price per share ............................................    $           10.15
                                                                                                     =================
        Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
                during the first 12 months after purchase) ......................................    $           10.15*
                                                                                                     =================
CLASS Y
        Net Assets ..............................................................................    $      16,695,435
                                                                                                     =================
        Capital shares outstanding ..............................................................            1,637,140
                                                                                                     =================
        Net asset value, offering and redemption price per share ................................    $           10.20
                                                                                                     =================

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME:
        Interest income ......................................                    $  5,087,840

Expenses:
        Management fee (note 3) ..............................    $   532,731
        Distribution and service fees (note 3) ...............         92,632
        Transfer and shareholder servicing agent fees ........         85,697
        Trustees' fees and expenses (note 8) .................         50,998
        Legal fees (note 3) ..................................         37,373
        Shareholders' reports and proxy statements ...........         24,415
        Auditing and tax fees ................................          9,548
        Custodian fees (note 6) ..............................          8,980
        Registration fees and dues ...........................          6,932
        Insurance ............................................          5,287
        Chief compliance officer (note 3) ....................          2,017
        Miscellaneous ........................................         16,910
                                                                  -----------
        Total expenses .......................................        873,520

        Expenses paid indirectly (note 6) ....................           (491)
                                                                  -----------
        Net expenses .........................................                         873,029
                                                                                  ------------
        Net investment income ................................                       4,214,811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) from securities transactions         365,622
        Change in unrealized depreciation on investments .....      5,720,234
                                                                  -----------

        Net realized and unrealized gain (loss) on investments                       6,085,856
                                                                                  ------------
        Net change in net assets resulting from operations ...                    $ 10,300,667
                                                                                  ============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2009          YEAR ENDED
                                                                              (UNAUDITED)        DECEMBER 31, 2008
                                                                           -----------------     -----------------
OPERATIONS:
        Net investment income .........................................    $       4,214,811     $       7,894,291
        Net realized gain (loss) from securities transactions .........              365,622               207,443
        Change in unrealized appreciation (depreciation) on investments            5,720,234            (6,965,614)
                                                                           -----------------     -----------------
          Change in net assets from operations ........................           10,300,667             1,136,120
                                                                           -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
        Class A Shares:
        Net investment income .........................................           (3,848,400)           (7,578,115)

        Class C Shares:
        Net investment income .........................................             (138,395)             (294,661)

        Class Y Shares:
        Net investment income .........................................             (281,984)             (307,126)
                                                                           -----------------     -----------------
          Change in net assets from distributions .....................           (4,268,779)           (8,179,902)
                                                                           -----------------     -----------------

CAPITAL SHARE TRANSACTIONS (note 7):
        Proceeds from shares sold .....................................           26,976,334            33,331,739
        Reinvested dividends and distributions ........................            2,240,140             4,583,846
        Cost of shares redeemed .......................................          (11,259,500)          (30,945,266)
                                                                           -----------------     -----------------
        Change in net assets from capital share transactions ..........           17,956,974             6,970,319
                                                                           -----------------     -----------------
          Change in net assets ........................................           23,988,862               (73,463)

NET ASSETS:
        Beginning of period ...........................................          201,799,669           201,873,132
                                                                           -----------------     -----------------
        End of period* ................................................    $     225,788,531     $     201,799,669
                                                                           =================     =================

        * Includes distributions in excess of net investment income and
          undistributed net investment income, respectively, of:           $         (19,173)    $          34,795
                                                                           =================     =================

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.b) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective January 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the schedule of investments), used to value the Fund's net assets as of June 30, 2009:

            VALUATION INPUTS                           INVESTMENTS IN SECURITIES
            ----------------                           -------------------------
            Level 1 - Quoted Prices .........................   $         --
            Level 2 - Other Significant Observable Inputs
               Municipal Bonds ..............................    221,625,043
            Level 3 - Significant Unobservable Inputs .......             --
                                                                ------------
            Total ...........................................   $221,625,043
                                                                ============

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Fund's financial statements and the Fund has made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165,  "Subsequent  Events" (SFAS No.
      165). The Fund adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

      The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Fund does not invest in derivative instruments or engage in hedging activities. As a result, SFAS 161 did not impact the Fund's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Fund has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2005-2008) and has determined that implementation of FIN 48 did not have a material impact on the Fund's financial statements.

f) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2008 the Fund increased undistributed net investment income by $294,324 and decreased additional paid-in capital by $294,324 due primarily to differing book/tax treatment of distributions and bond amortization.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of the Davidson Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1%.

For the six months ended June 30, 2009, distribution fees on Class A Shares amounted to $47,567 of which the Distributor retained $1,920.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2009, amounted to $33,799. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2009 amounted to $11,266. The total of these payments with respect to Class C Shares amounted to $45,065 of which the Distributor retained $8,160.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of intermediaries having offices within Colorado, with the bulk of sales commissions inuring to such intermediaries. For the six months ended June 30, 2009, total commissions on sales of Class A Shares amounted to $251,730 of which the Distributor received $42,007.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2009, the Fund incurred $37,341 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2009, purchases of securities and proceeds from the sales of securities aggregated $24,325,761 and $9,310,247, respectively.

      At June 30, 2009, the aggregate tax cost for all securities was $217,112,834. At June 30, 2009 the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,064,425 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,552,216 for a net unrealized appreciation of $4,512,209.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           SIX MONTHS ENDED
                                             JUNE 30, 2009                      YEAR ENDED
                                              (UNAUDITED)                    DECEMBER 31, 2008
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                     ------------     ------------     ------------     ------------
CLASS A SHARES:
  Proceeds from shares sold .....       1,610,368     $ 16,335,949        2,464,452     $ 24,867,344
  Reinvested distributions ......         208,270        2,116,229          431,178        4,357,710
  Cost of shares redeemed .......        (771,227)      (7,830,897)      (2,525,879)     (25,422,774)
                                     ------------     ------------     ------------     ------------
    Net change ..................       1,047,411       10,621,281          369,751        3,802,280
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
  Proceeds from shares sold .....         344,804        3,493,117          178,646        1,809,057
  Reinvested distributions ......           7,166           72,692           15,282          154,179
  Cost of shares redeemed .......        (158,839)      (1,608,558)        (398,301)      (4,000,837)
                                     ------------     ------------     ------------     ------------
    Net change ..................         193,131        1,957,251         (204,373)      (2,037,601)
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
  Proceeds from shares sold .....         702,620        7,147,268          663,100        6,655,338
  Reinvested distributions ......           5,030           51,219            7,122           71,957
  Cost of shares redeemed .......        (179,248)      (1,820,045)        (149,303)      (1,521,655)
                                     ------------     ------------     ------------     ------------
    Net change ..................         528,402        5,378,442          520,919        5,205,640
                                     ------------     ------------     ------------     ------------
Total transactions in Fund shares       1,768,944     $ 17,956,974          686,297     $  6,970,319
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2009 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended June 30, 2009 was $36,531, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2009, such meeting-related expenses amounted to $14,467.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. At December 31, 2008, the Fund had a capital loss carryover of $408,064 of which $207,540 expires in 2014 and $200,524 expires in 2015. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      As of December 31, 2008, there were post-October capital loss deferrals of $133,046, which will be recognized in the following year.

      The tax character of distributions:

                                           Year Ended December 31,
                                              2008          2007
                                           ----------    ----------
      Net tax-exempt income                $7,885,578    $7,755,024
      Ordinary income                         294,324       492,495
                                           ----------    ----------
                                           $8,179,902    $8,247,519
                                           ==========    ==========

      As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income    $   379,609
      Unrealized depreciation             (1,215,831)
      Other accumulated losses              (541,110)
      Other temporary differences           (379,609)
                                         -----------
                                         $(1,756,941)
                                         ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. RECENT DEVELOPMENT

      Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of most of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                           TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS A
                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                               YEAR ENDED DECEMBER 31,
                                                   6/30/09       ------------------------------------------------------------------
                                                 (UNAUDITED)       2008           2007           2006          2005          2004
                                                 -----------     --------       --------       --------      --------      --------
Net asset value, beginning of period .........   $   9.88        $  10.23       $  10.32       $  10.42      $  10.68      $  10.84
                                                 -----------     --------       --------       --------      --------      --------
Income (loss) from investment operations:
  Net investment income ......................       0.20            0.40++         0.39++         0.39+         0.39+         0.40+
  Net gain (loss) on securities (both realized
    and unrealized) ..........................       0.29           (0.34)         (0.07)         (0.07)        (0.23)        (0.13)
                                                 -----------     --------       --------       --------      --------      --------
  Total from investment operations ...........       0.49            0.06           0.32           0.32          0.16          0.27
                                                 -----------     --------       --------       --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .......      (0.20)          (0.41)         (0.41)         (0.42)        (0.42)        (0.43)
  Distributions from capital gains ...........         --              --             --             --            --            --
                                                 -----------     --------       --------       --------      --------      --------
  Total distributions ........................      (0.20)          (0.41)         (0.41)         (0.42)        (0.42)        (0.43)
                                                 -----------     --------       --------       --------      --------      --------
Net asset value, end of period ...............   $  10.17        $   9.88       $  10.23       $  10.32      $  10.42      $  10.68
                                                 ===========     ========       ========       ========      ========      ========
Total return (not reflecting sales charge) ...       5.01%*          0.57%          3.21%          3.11%         1.53%         2.57%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...   $198,701        $182,630       $185,283       $197,926      $218,111      $226,070
  Ratio of expenses to average net assets ....       0.78%**         0.80%          0.80%          0.79%         0.79%         0.75%
  Ratio of net investment income to average
    net assets ...............................       3.99%**         3.90%          3.80%          3.76%         3.73%         3.76%
  Portfolio turnover rate ....................       4.41%*         24.63%          8.77%          7.48%        10.57%        12.55%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....       0.78%**         0.79%          0.79%          0.78%         0.79%         0.74%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     CLASS C
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                               YEAR ENDED DECEMBER 31,
                                                  6/30/09       ------------------------------------------------------------------
                                                (UNAUDITED)       2008           2007           2006          2005          2004
                                                -----------     --------       --------       --------      --------      --------
Net asset value, beginning of period .........  $   9.86        $  10.21       $  10.30       $  10.40      $  10.66      $  10.82
                                                -----------     --------       --------       --------      --------      --------
Income (loss) from investment operations:
  Net investment income ......................      0.15            0.30++         0.29++         0.29+         0.29+         0.30+
  Net gain (loss) on securities (both
    realized and unrealized) .................      0.30           (0.34)         (0.06)         (0.07)        (0.23)        (0.13)
                                                -----------     --------       --------       --------      --------      --------
  Total from investment operations ...........      0.45           (0.04)          0.23           0.22          0.06          0.17
                                                -----------     --------       --------       --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .......     (0.16)          (0.31)         (0.32)         (0.32)        (0.32)        (0.33)
  Distributions from capital gains ...........        --              --             --             --            --            --
                                                -----------     --------       --------       --------      --------      --------
  Total distributions ........................     (0.16)          (0.31)         (0.32)         (0.32)        (0.32)        (0.33)
                                                -----------     --------       --------       --------      --------      --------
Net asset value, end of period ...............  $  10.15        $   9.86       $  10.21       $  10.30      $  10.40      $  10.66
                                                ===========     ========       ========       ========      ========      ========
Total return (not reflecting sales charge) ...      4.53%*         (0.39)%         2.24%          2.14%         0.57%         1.60%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...  $ 10,392        $  8,189       $ 10,563       $ 11,760      $ 13,003      $ 15,210
  Ratio of expenses to average net assets ....      1.73%**         1.75%          1.75%          1.74%         1.74%         1.70%
  Ratio of net investment income to
    average net assets .......................      3.02%**         2.95%          2.85%          2.81%         2.78%         2.81%
  Portfolio turnover rate ....................      4.41%*         24.63%          8.77%          7.48%        10.57%        12.55%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....      1.73%**         1.74%          1.74%          1.73%         1.74%         1.69%

                                                                                     CLASS Y
                                                ----------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                               YEAR ENDED DECEMBER 31,
                                                  6/30/09       ------------------------------------------------------------------
                                                (UNAUDITED)       2008           2007           2006          2005          2004
                                                -----------     --------       --------       --------      --------      --------
Net asset value, beginning of period .........  $   9.90        $  10.25       $  10.35       $  10.44      $  10.71      $  10.86
                                                -----------     --------       --------       --------      --------      --------
Income (loss) from investment operations:
  Net investment income ......................      0.20            0.40++         0.40++         0.40+         0.40+         0.41+
  Net gain (loss) on securities (both
    realized and unrealized) .................      0.31           (0.33)         (0.08)         (0.07)        (0.24)        (0.12)
                                                -----------     --------       --------       --------      --------      --------
  Total from investment operations ...........      0.51            0.07           0.32           0.33          0.16          0.29
                                                -----------     --------       --------       --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .......     (0.21)          (0.42)         (0.42)         (0.42)        (0.43)        (0.44)
  Distributions from capital gains ...........        --              --             --             --            --            --
                                                -----------     --------       --------       --------      --------      --------
  Total distributions ........................     (0.21)          (0.42)         (0.42)         (0.42)        (0.43)        (0.44)
                                                -----------     --------       --------       --------      --------      --------
Net asset value, end of period ...............  $  10.20        $   9.90       $  10.25       $  10.35      $  10.44      $  10.71
                                                ===========     ========       ========       ========      ========      ========
Total return (not reflecting sales charge) ...      5.14%*          0.63%          3.17%          3.26%         1.49%         2.73%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...  $ 16,695        $ 10,980       $  6,027       $  5,779      $ 14,671      $ 15,608
  Ratio of expenses to average net assets ....      0.73%**         0.75%          0.75%          0.75%         0.74%         0.70%
  Ratio of net investment income to
    average net assets .......................      4.02%**         3.96%          3.84%          3.82%         3.77%         3.81%
  Portfolio turnover rate ....................      4.41%*         24.63%          8.77%          7.48%        10.57%        12.55%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....      0.73%**          0.74%          0.73%          0.74%         0.74%         0.69%

+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2009

                    ACTUAL
                 TOTAL RETURN       BEGINNING        ENDING        EXPENSES
                    WITHOUT          ACCOUNT         ACCOUNT      PAID DURING
               SALES CHARGES(1)       VALUE           VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              5.01%          $1,000.00       $1,050.10       $3.96
--------------------------------------------------------------------------------
Class C              4.53%          $1,000.00       $1,045.30       $8.77
--------------------------------------------------------------------------------
Class Y              5.14%          $1,000.00       $1,051.40       $3.71
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.78%, 1.73% AND 0.73% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2009

                     HYPOTHETICAL
                      ANNUALIZED      BEGINNING        ENDING        EXPENSES
                         TOTAL         ACCOUNT         ACCOUNT      PAID DURING
                        RETURN          VALUE           VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%         $1,000.00       $1,020.93       $3.91
--------------------------------------------------------------------------------
Class C                 5.00%         $1,000.00       $1,016.22       $8.65
--------------------------------------------------------------------------------
Class Y                 5.00%         $1,000.00       $1,021.17       $3.66
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.78%, 1.73% AND 0.73% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund's portfolio holding schedule for the most recently completed period by visiting the Fund's website at www.aquilafunds.com. The Fund also discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on the 5th business day following the month end. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 24, 2009. The holders of shares representing 86% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------
        TRUSTEE                 FOR             WITHHELD
        -------                 ---             --------
        Tucker Hart Adams       $184,158,724    $2,964,674
        Ernest Calderon         $183,152,761    $3,970,627
        Thomas A. Christopher   $183,418,078    $3,705,310
        Gary C. Cornia          $184,490,443    $2,632,945
        Grady Gammage, Jr.      $184,476,075    $2,647,313
        Diana P. Herrmann       $184,394,094    $2,729,294
        Lyle W. Hillyard        $183,386,345    $3,737,043
        John C. Lucking         $184,582,595    $2,540,793
        Anne J. Mills           $184,346,782    $2,776,616

2. To ratify the selection of Tait Weller & Baker LLP as the Fund's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------
                FOR             AGAINST         ABSTAIN
                ---             -------         -------
                $181,546,474    $4,121,205      $5,161,448
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until April 30, 2010 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in February, 2009. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

o     Copies of the agreements to be renewed;

o     A term sheet describing the material terms of the agreements;

o     The Annual Report of the Fund for the year ended December 31, 2008;

o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees acted on the Advisory and Administration Agreement and the Sub-Advisory Agreement separately but they considered each in conjunction with the other to determine the agreements' combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Manager has arranged for the Sub-Adviser to provide local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Christopher Johns as portfolio manager for the Fund, and had provided facilities for credit analysis of the Fund's portfolio securities. Mr. Johns, based in Denver, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Colorado state-specific municipal bond funds, the portfolio of the Fund was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND THE SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors and with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund had investment performance measured by total return that was higher than all but one of its peers for the one-, three-, five- and ten-year periods, with annualized rates of return explained in part by the Fund's generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that in the past year the Fund's net asset value generally fluctuated modestly compared to the local Colorado competitors.

      The Board concluded that the performance of the Fund was good in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, being less than the national average.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had declined in recent years. The Trustees noted that the materials indicate that the Fund's fees are already generally comparable to those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  KIRKPATRICK PETTIS CAPITAL MANAGEMENT, INC.
  1600 Broadway, Suite 1100
  Denver, Colorado 80202

BOARD OF TRUSTEES
  Anne J. Mills, Chair
  Ernest Calderon
  Gary C. Cornia
  Tucker Hart Adams
  Thomas A. Christopher
  Grady Gammage, Jr.
  Diana P. Herrmann
  Lyle W. Hillyard
  John C. Lucking

TRUSTEE EMERITUS
  J. William Weeks

OFFICERS
  Diana P. Herrmann, President
  Maryann Bruce, Senior Vice President
  Alan R. Stockman, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

FURTHER INFORMATION IS CONTAINED IN THE PROSPECTUS,
WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.


ITEM 2.  CODE OF ETHICS.

	Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 3, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 3, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 3, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 3, 2009




TAX-FREE FUND OF COLORADO

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.